Property, Plant, and Equipment (Tables)	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
The Company’s property, plant and equipment, net consisted of the following (in thousands):

	As of
	December 31, 2022	December 31, 2021
Land	$64	$64
Leasehold improvements	4,126	4,113
Instruments and equipment	33,093	26,627
Vehicles	85	71
Office Equipment and furniture	1,719	1,590
Other	871	728
Construction in progress	6,780	3,328
	$46,738	$36,521

Less accumulated depreciation and amortization	$27,049	$22,373

Total property, plant and equipment, net	$19,689	$14,148